FAIR VALUE MEASUREMENTS (Tables)	5 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of recurring basis to determine the fair value of the liability

	Fair value measured as of June 30, 2023
	Fair value on June 30, 2023	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Warrant liability	$582,399	$–	$–	$582,399
Derivative Liability	172,389	–	–	172,389
Total Fair value	$754,788	$–	$–	$754,788

Schedule of liabilities measures at fair value

	Warrant Liability	Derivative Liability	Total
Balance - January 1, 2023	$–	$–	$–
Additional warrant and derivative liability	579,818	163,170	742,988
Change in fair value	2,581	9,219	11,800
Balance - June 30, 2023	$582,399	$172,389	$754,788

Schedule of assumptions

	As of Issuance	As of June 30, 2023
	Warrant Liability	Warrant Liability
Strike Price	$0.63	$0.63
Contractual term (years)	5.0	5.0
Volatility (annual)	80.0%	80.0%
Risk-free rate	3.52%	4.15%
Floor Financing price	$0.50	$0.50